Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Current income tax receivable	£ 6,367	£ 7,188	£ 9,822
Cash and cash equivalents	41,912	60,264	87,356	£ 51,962
Financial liabilities
Payroll taxes and social security	162	170
Lease liabilities	639	371	£ 645
Accrued expenditure	10,002	9,510
Currency Risk [member]
Financial assets
Prepayments, accrued income and other receivables	2,891	2,063
Current income tax receivable	1	4
Cash and cash equivalents	27,924	41,371
Financial liabilities
Trade payables	727	773
Payroll taxes and social security	0	1
Lease liabilities	132	55
Accrued expenditure	£ 1,694	£ 915